Impairment (Details 3) - Property Plant And Equipment And Intangible Assets [Member]	Dec. 31, 2025 Exchange Number	Dec. 31, 2024 Exchange Number	Dec. 31, 2023 Number
IfrsStatementLineItems [Line Items]
Average Brent	70	65	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.19	4.64	4.65
Two Thousand Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Average Brent	63	77	75
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.67	4.92	5.03
Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70	74	73
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.59	4.87	4.98
Two Thousand Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70	71	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.52	4.83	4.90
Two Thousand Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70	68
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange		4.79
Two Thousand Thirty [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange	5.46
Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Average Brent		83	78
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.79	5.00	5.04
Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Average Brent			80
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate			5.05